Management of Capital (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Objectives Policies And Processes For Managing Capital [Abstract]
Summary of Capital

	December 31, 2019	December 31, 2018	December 31, 2017
Equity	$118,611	$254,224	$196,585
Lease liabilities	39,384	-	-
Loan facility	14,109	-	-
Equipment loans payable	1,343	4,535	-
Other financial liability	2,500	2,441	-
	175,947	261,200	196,585
Less: Cash and cash equivalents	(16,567)	(21,978)	(31,474)
Less: Short-term investments	-	-	(20,082)
	$159,380	$239,222	$145,029